Contractual obligations (Tables)	12 Months Ended
Dec. 31, 2023
Contractual Obligations
Schedule of changes in the contractual obligation

	2023	2022
Balance at the beginning of the year	132,160	147,232
Revenues recognition upon ore delivery	(30,498)	(31,438)
Remeasurement adjustment (i)	10,121	10,565
Accretion for the year - note 10	5,329	5,801
Balance at the end of year	117,112	132,160
Current	37,432	26,188
Non-current	79,680	105,972

(i) In September 2023 and December 2023, the Company recognized a remeasurement adjustment in its contractual obligations of silver streaming with a corresponding reduction in revenues for an amount of USD 2,323 and USD 8,252, respectively, and an increase in accretion for an amount of USD 284 and USD 989 (September 30, 2022: reduction in revenues for an amount of USD 10,565 and an increase in accretion for an amount of USD 1,041), given the higher long-term prices and the updated mine plan for its Cerro Lindo Mining Unit. According to the Company’s silver streaming accounting policy, prices and changes in the LOM given an update in mine plans are variable considerations and then, the recognized income under the streaming agreement should be adjusted to reflect the updated variables.